Acquisition And Disposition Activity	12 Months Ended
Dec. 31, 2012
Acquisition And Disposition Activity

NOTE 4 – ACQUISITION AND DISPOSITION ACTIVITY

Acquisition of Florida Gulf Bancorp, Inc.

On July 31, 2012, the Company acquired Florida Gulf Bancorp, Inc. (“Florida Gulf”), the holding company of Florida Gulf Bank, headquartered in Fort Myers, Florida with 8 branches in the Fort Myers-Cape Coral, FL market. The Company acquired Florida Gulf in order to further expand its banking operations in the Fort Myers Metropolitan area. Under terms of the agreement, for each share of Florida Gulf stock outstanding, Florida Gulf shareholders received shares of the Company’s common stock equal to $23.00 and a cash payment for any fractional share. In addition, the agreement provides for potential additional cash consideration based on the resolution of certain identified loans over a three-year period after the acquisition. The Company acquired all of the outstanding common stock of the former Florida Gulf shareholders for total consideration of $45,339,000, which included the fair value of options granted and non-equity consideration paid, which resulted in goodwill of $32,420,000, as shown in the following table:

(Dollars in thousands)	Number of Shares	Amount
Equity Consideration
Common Stock issued	754,334	$37,210
Options issued	32,863	651

Total Equity Consideration		37,861

Non-Equity Consideration
Change in Control Payments		1,342
Cash		4,625
Contingent Consideration		1,511

Total Non-Equity Consideration		7,478

Total Consideration Paid		45,339
Fair Value of Net Assets Assumed including Identifiable Intangible Assets		(12,919)

Goodwill		$32,420

The acquisition was accounted for under the purchase method of accounting in accordance with ASC Topic 805. Both the purchased assets and liabilities assumed were recorded at their respective acquisition date fair values. Identifiable intangible assets, including core deposit intangible assets, if any, were recorded at fair value. Because the consideration paid was greater than the net fair value of the acquired assets and liabilities, the Company recorded goodwill as part of the acquisition. The goodwill recognized was the result of the combined Companies’ expanded presence in the Fort Myers, Florida Metropolitan Statistical Area (“MSA”) through the addition of eight branches and an experienced in-market team that enhances the Company’s ability to compete in that market. Additionally, goodwill was also created by the expected cost savings that will be recognized in future periods through the elimination of redundant operations. Goodwill created in the acquisition in not deductible for income tax purposes.

In accordance with ASC Topic 805, estimated fair values are subject to change up to one year after the acquisition date. This allows for adjustments to the initial purchase entries if additional information relative to closing date fair values becomes available. Material adjustments to acquisition date estimated fair values would be recorded in the period in which the acquisition occurred, and as a result, previously reported results are subject to change. Information regarding the Company’s loan discount and related deferred tax asset, as well as income taxes payable and the related deferred tax balances, recorded in the acquisition may be adjusted as the Company refines its estimates of the current and deferred tax balances acquired, as well as the fair values of loans acquired and the deferred tax assets created from the acquisition. Determining the fair value of assets and liabilities, particularly illiquid assets and liabilities, is a complicated process involving significant judgment regarding estimates and assumptions used to calculate estimated fair value. The Company may incur losses on the acquired loans that are materially different from losses the Company originally projected. Fair value adjustments based on updated estimates could materially affect the goodwill recorded on the acquisition.

The acquired assets and liabilities, as well as the adjustments to record the assets and liabilities at their estimated fair values, are presented in the following table.

(Dollars in thousands)	As Acquired	Preliminary Fair Value Adjustments		As recorded by IBERIABANK
Assets
Cash and cash equivalents	$37,050	$—		$37,050
Investment securities	57,162	(321	)(1)	56,841
Loans	244,485	(28,734	)(2)	215,751
Other real estate owned	770	(216	)(3)	554
Deferred tax asset	1,446	11,454	(4)	12,900
Other assets	19,871	(3,301	)(5)	16,570

Total Assets	$360,784	$(21,118)		$339,666

Liabilities
Interest-bearing deposits	228,050	405	(6)	228,455
Noninterest-bearing deposits	57,578	—		57,578
Borrowings	39,188	1,039	(7)	40,227
Other liabilities	487	—		487

Total Liabilities	$325,303	$1,444		$326,747

Explanation of Certain Fair Value Adjustments

(1)	The adjustment represents the write down of the book value of Florida Gulf’s investments to their estimated fair value based on fair values on the date of acquisition.
(2)	The adjustment represents the write down of the book value of Florida Gulf’s loans to their estimated fair value based on current interest rates and expected cash flows which includes estimates of expected credit losses inherent in the portfolio.
(3)	The adjustment represents the write down of the book value of Florida Gulf’s OREO properties to their estimated fair value at the acquisition date based on their appraised value, as adjusted for costs to sell.
(4)	The adjustment represents the deferred tax asset recognized on the fair value adjustments of Florida Gulf’s acquired assets and assumed liabilities.
(5)	The adjustment represents the write down of the book value of Florida Gulf’s property, equipment, and other assets to their estimated fair value at the acquisition date based on their appraised value.
(6)	The adjustment is necessary because the weighted average interest rate of Florida Gulf’s CDs exceeded the cost of similar funding at the time of acquisition. The fair value adjustment will be amortized to reduce interest expense over the life of the portfolio, which is estimated at 60 months.
(7)	The adjustment is necessary because the interest rate of Florida Gulf’s fixed rate borrowings exceeded current interest rates on similar borrowings.

The Company’s consolidated financial statements as of and for the year ended December 31, 2012 include the operating results of the acquired assets and assumed liabilities for the 153 days subsequent to the July 31, 2012 acquisition date. Due to the system conversion of the acquired entity in August 2012 and subsequent integration of the operating activities of the acquired branches into existing Company markets, historical reporting for the former Florida Gulf branches is impracticable and thus disclosure of the revenue from the assets acquired and income before income taxes is impracticable for the 153-day period.

Supplemental pro forma information

The following pro forma information for the years ended December 31, 2012 and 2011 reflects the Company’s estimated consolidated results of operations as if the acquisition of Florida Gulf occurred at January 1, 2011, unadjusted for potential cost savings.

(Dollars in thousands, except per share data)	2012	2011

Interest and noninterest income	$630,776	$568,689
Net income	77,372	54,800
Earnings per share - basic	2.59	1.87
Earnings per share - diluted	2.58	1.86

Acquisitions of OMNI BANCSHARES, Inc., Cameron Bancshares, Inc., and certain assets of Florida Trust Company

On May 31, 2011, the Company acquired OMNI BANCSHARES, Inc. (“OMNI”), the holding company of OMNI BANK, headquartered in Metairie, Louisiana with 14 offices in the New Orleans and Baton Rouge, LA markets. The Company acquired all of the outstanding common stock of the former OMNI shareholders for total consideration of $46,407,000, which resulted in goodwill of $63,756,000.

Also on May 31, 2011, the Company acquired Cameron Bancshares, Inc. (“Cameron”), the holding company of Cameron State Bank, headquartered in Lake Charles, Louisiana, with 22 offices and 48 ATMs in the Lake Charles region, in order to expand its banking operations into the Lake Charles, Louisiana area. The Company acquired all of the outstanding common stock of the former Cameron shareholders for total consideration of $143,241,000, which resulted in goodwill of $71,417,000.

On June 14, 2011, the Company purchased certain assets of the Florida Trust Company, a wholly-owned subsidiary of the Bank of Florida Corporation. Florida Trust Company operated offices in Naples and Ft. Lauderdale, Florida. Upon acquisition, the Florida Trust Company became part of the trust and asset management division of IBERIABANK. Under terms of the agreement, IBERIABANK paid the Bank of Florida Corporation $700,000 and a contingent payment of $670,000 for the acquisition of substantially all of the assets of Florida Trust Company. The acquisition resulted in additional intangible assets of $1,400,000 included in the Company’s consolidated balance sheet as of December 31, 2011, of which $52,000 was goodwill.

The acquisitions were accounted for under the purchase method of accounting in accordance with ASC Topic 805. Both the purchased assets and liabilities assumed were recorded at their respective acquisition date fair values. Identifiable intangible assets, including core deposit intangible assets, were recorded at fair value. Because the consideration paid was greater than the net fair value of the acquired assets and liabilities, the Company recorded goodwill as part of the acquisitions.

The acquired assets and liabilities are presented in the following table at fair value at each entity’s respective acquisition date. The table also includes intangible assets other than goodwill created in the acquisition, namely, core deposit intangible assets and a customer relationship intangible asset.

(Dollars in thousands)	OMNI	Cameron	Florida Trust Company	Total

Assets
Cash and cash equivalents	$54,683	$29,191	$—	$83,874
Investment securities	91,019	223,685	—	314,704
Loans	441,447	382,074	—	823,521
Other real estate owned	16,253	395	—	16,648
Core deposit intangible	829	5,178	—	6,007
Deferred tax asset	33,625	11,116	—	44,741
Other assets	43,641	38,582	1,348	83,571

Total Assets	$681,497	$690,221	$1,348	$1,373,066

Liabilities
Interest-bearing deposits	506,427	402,908	—	909,335
Noninterest-bearing deposits	129,181	164,363	—	293,544
Borrowings	58,364	49,002	—	107,366
Other liabilities	4,874	2,124	—	6,998

Total Liabilities	$698,846	$618,397	$—	$1,317,243

Branch Dispositions

During the second quarter of 2012, the Company announced plans to close ten branches during 2012 as part of its ongoing business strategy, which includes a periodic review of its branch network to maximize shareholder return. The Company closed two branches during the third quarter of 2012, beginning in August 2012, and closed eight branches during the fourth quarter of 2012. In addition, the Company announced during the fourth quarter of 2012 that four additional branches would be closed during the first quarter of 2013. As part of these branch closures, the Company incurred various disposal costs during the third and fourth quarters of 2012 and expects to incur additional costs in the first quarter of 2013, including personnel termination costs, contract termination costs, and fixed asset disposals. The following table shows the costs the Company incurred that are included in its statement of comprehensive income for the year ended December 31, 2012.

(Dollars in thousands, except per share data)	2012

Employee termination	$477
Lease and contract termination	20
Property and equipment impairment	2,743
Accelerated depreciation	576

Total	$3,816

The Company has included former bank properties with a book value of $4,214,000 in OREO as of December 31, 2012. The Company estimates future exit costs, which would include additional employee termination costs, fixed asset disposals, and lease termination costs, will not be material.